Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	BOS BETTER ONLINE SOLUTIONS LTD
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	0
Amendment Flag	false
Entity Central Index Key	0001005516
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-14184
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	20 Freiman Street
Entity Address, City or Town	Rishon LeZion
Entity Address, Postal Zip Code	7535825
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	1375
Auditor Name	FAHN KANNE & CO.
Auditor Location	Tel-Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	20 Freiman Street
Entity Address, City or Town	Rishon LeZion
Entity Address, Postal Zip Code	7535825
Entity Address, Country	IL
Contact Personnel Name	Eyal Cohen
Local Phone Number	3-9542070
Contact Personnel Email Address	eyalc@boscom.com
City Area Code	972